Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3: - SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual consolidated financial statements of the Company as disclosed in the Company's Annual Report on Form 20-F for the period ended December 31, 2018 filed with the SEC on April 18, 2019, are applied consistently in these unaudited interim consolidated financial statements, except for:

a.	Short-term bank deposits:

Bank deposits with maturities of more than three months at acquisition but less than one year are included in short-term bank deposits. Such deposits are stated at cost which approximates their fair values.

b.	Adoption of new accounting principles:

In February 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2016-02 (Topic 842) "Leases". The standard supersedes the lease requirements in Accounting Standards Codification ("ASC") Topic 840, "Leases". Under ASC 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures.

The Company adopted ASC 842 on January 1, 2019, using the modified retrospective approach, by applying the new standard to all leases existing at the date of initial application. Results and disclosure requirements for reporting periods beginning after January 1, 2019 are presented under ASC 842, while prior period amounts have not been adjusted and continue to be reported in accordance with the historical accounting under ASC 840. The Company elected the package of practical expedients permitted under the standard related to treating lease and non-lease components as a single lease component for all equipment leases as well as electing a policy exclusion permitting leases with an original lease term of less than one year to be excluded from the operating lease right-of-use ("ROU") assets and operating lease liabilities.

Operating leases are included in operating lease ROU assets and operating lease liabilities in the consolidated balance sheets. ROU assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments.

Operating lease expenses are recognized on a straight-line basis over the lease term. Several of the Company's leases include options to extend the lease and some have termination options that are factored into the Company's determination of the lease payments when appropriate. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. The Company's lease agreements do not contain any material residual value guarantees. A portion of the Company's real estate leases is generally subject to annual changes in the Consumer Price Index ("CPI"). The changes to the CPI are treated as variable lease payments and recognized in the period in which the obligation for those payments was incurred.

For all short-term leases which are less than 12 months and existing short-term leases of those assets in transition, the Company does not recognize operating lease ROU assets or operating lease liabilities, but recognizes lease expenses over the lease term on a straight-line basis.

As a result of the adoption of ASC 842 on January 1, 2019, the Company recorded both operating lease ROU assets and operating lease liabilities of $5,936. The adoption did not impact the Company's retained earnings, or prior year consolidated statements of comprehensive loss and statements of cash flows. See Note 8 for further information on leases.

c.	New accounting standards not yet effective:

In January 2016, the FASB issued ASU No. 2016-13, "Financial Instruments – Credit Losses on Financial Instruments", which requires that expected credit losses related to financial assets measured on an amortized cost basis and available for sale debt securities be recorded through an allowance for credit losses. ASU 2016-13 limits the amount of credit losses to be recognized for available for sale debt securities to the amount by which carrying value exceeds fair value and also requires the reversal of previously recognized credit losses if fair value increases. The new standard will be effective for interim and annual periods beginning after January 1, 2020, and early adoption is permitted. The Company is currently evaluating the potential effect of this standard on its consolidated financial statements.